INVESTMENTS - By contractual maturity (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
INVESTMENTS
Due in one year or less - Cost	$ 19,878	$ 19,878
Due in one year or less - Estimated Fair Value	19,889	19,889
Cost	19,878	19,878
Gross Unrealized Gains	16	16
Gross Unrealized Losses	(5)	(5)
Estimated Fair Value	19,889	19,889
Net unrealized gains	11	11
Marketable securities realized gain (loss) recorded
Net realized gain from sale of marketable securities	0	0
Net realized loss from sale of marketable securities	$ 0	0
Other-than-temporary impairment loss
Other-than-temporary impairment loss recognized		$ 0